REVERSE ACQUISITION (Details) - CAD ($)	Nov. 30, 2018	Aug. 09, 2018	Nov. 30, 2017
Allocated as follows:
Restricted cash	$ 574,510
Receivables	182,067		$ 36,358
Liabilities	$ (5,499,660)		$ (1,704,141)
Leading Brands Inc. ("LBIX")
Cost of acquisition:
Shares retained by public company shareholders- 560,410 shares at US$5.85 x 1.3047		$ 4,277,319
Fair value of stock options		96,303
Total		4,373,622
Allocated as follows:
Cash		4,769
Restricted cash		574,510
Prepaid expenses		37,132
Receivables		124,561
Liabilities		(497,907)
Total		243,065
Allocated to listing expense		4,130,557
Total		$ 4,373,622